Rule 497(e)
                                                          SEC File No. 002-85378
                                                          Rule 482 ad

TWO NEW FLEX-FUNDS FOR 2000

     THE DYNAMIC GROWTH FUND

          THE AGGRESSIVE GROWTH FUND


Introducing THE DYNAMIC GROWTH FUND and THE AGGRESSIVE GROWTH FUND

EXPANDING THE INVESTMENT OPPORTUNITIES AVAILABLE IN THE FLEX-FUNDS FAMILY OF MUTUAL FUNDS.

The Flex-funds are pleased to announce the addition of THE DYNAMIC GROWTH FUND and THE AGGRESSIVE GROWTH FUND to our family of no-load mutual funds.

Both funds originate from private-account portfolios we have managed for clients of R. Meeder & Associates - the investment advisor of The Flex-funds - since 1995. (A summary of the performance of these accounts is included on page 2.) Both funds employ R. Meeder's STRATEGIC FUND SELECTION discipline to seek out opportunities for strong equity returns in the prevailing market environment.

------------------------------------         -----------------------------------
THE DYNAMIC GROWTH FUND                      THE AGGRESSIVE GROWTH FUND
seeks growth of capital through              seeks growth of capital through
investment primarily in other                investment primarily in more
growth-oriented equity mutual funds.         aggressive equity mutual funds.
------------------------------------         -----------------------------------

STRATEGIC FUND SELECTION combines R. Meeder's technical and fundamental analysis to identify those market sectors (such as technology or energy) or investment styles (such as growth or value) that we believe have the greatest potential for growth in the current market environment. The Funds may invest in smaller or less established companies, or companies in newer or developing industries, which are more likely to experience rapid growth but also significant losses than larger or more established companies or industries. The Funds may also focus on the technology sector, which has historically involved greater risk than the broad equity market in exchange for the opportunity for greater returns. The Dynamic Growth Fund and The Aggressive Growth Fund are best for investors with long-term investment goals and a higher tolerance for risk and volatility.

For a prospectus and more information about The Dynamic Growth Fund and The Aggressive Growth Fund, including fees and expenses that apply to a continued investment in the Funds, please call The Flex-funds Shareholder Services at
(800)325-FLEX.  Read the prospectus carefully before investing.

--------------------------------------------------------------------------------

Please send me a prospectus and more information on        Three ways to get
THE DYNAMIC GROWTH FUND and THE AGGRESSIVE GROWTH FUND     a Prospectus and
                                                           more information
                                                           about The Dynamic
------------------------------------------------------     Growth Fund and The
Name                                                       Aggressive Growth
                                                           Fund...

------------------------------------------------------     COMPLETE THE ATTACHED
Address                                                    PREPAID POSTCARD

                                                           VISIT OUR WEBSITE @
------------------------------------------------------     WWW.FLEXFUNDS.COM
City                               State      Zip
                                                           CALL SHAREHOLDER
                                                           SERVICES AT
------------------------------------------------------     (800)325-FLEX
Telephone Number


------------------------------------------------------
Email Address


Please check one of the following:


___ A am currently a Flex-funds investor.

___ I am not yet a Flex-funds investor.                     THE FLEX-FUNDS

                      PAST PERFORMANCE OF PRIVATE ACCOUNTS

              MEEDER ASSET
              MANAGEMENT, INC.                                MORNINGSTAR'S
              GROWTH ACCOUNTS                                 AVERAGE
YEAR          COMPOSITE                   S&P 500(1)          GROWTH FUND(2)
----          ---------------             ---------           --------------
1995              25.88%                    37.53%                 31.47%
1996              13.90%                    22.95%                 19.93%
1997              20.75%                    33.35%                 24.92%
1998              28.20%                    28.58%                 20.25%
1999              57.56%                    21.04%                 29.92%

              MEEDER ASSET
              MANAGEMENT, INC.                                MORNINGSTAR'S
              AGGRESSIVE                                      AVERAGE
              GROWTH ACCOUNTS                                 AGGRESSIVE
YEAR          COMPOSITE                   S&P 500(1)          GROWTH FUND(2)
----          ---------------             ----------          --------------
1995              24.02%                    37.53%                 36.81%
1996              11.72%                    22.95%                 13.86%
1997              18.05%                    33.35%                 16.90%
1998              31.98%                    28.58%                 16.41%
1999              70.93%                    21.04%                 60.18%

PURPOSE OF PAST PERFORMANCE. The performance information below is provided to show the past performance of the adviser in managing substantially similar accounts to the Growth Mutual Fund Portfolio and the Aggressive Growth Mutual Fund Portfolio, and to measure the past performance against a market index, the S&P 500 Composite Stock Price Index, and against peer fund indexes, Morningstar's Average Growth Fund Index and Morningstar's Average Aggressive Growth Fund Index, respectively.

WHAT PAST PERFORMANCE DOES NOT REPRESENT. THE PAST PERFORMANCE SHOWN BELOW DOES NOT REPRESENT THE PERFORMANCE OF THE GROWTH MUTUAL FUND PORTFOLIO OR THE DYNAMIC GROWTH FUND, OR THE AGGRESSIVE GROWTH MUTUAL FUND PORTFOLIO OR THE AGGRESSIVE GROWTH FUND. You should not consider the past performance shown below as an indication of the future performance of the Growth Mutual Fund Portfolio or the Dynamic Growth Fund, or the Aggressive Growth Portfolio or the Aggressive Growth Fund.

SIMILAR ACCOUNTS. Mr. Voelker served as the adviser's portfolio manager for privately managed accounts having investment goals, policies, strategies and risks substantially similar to those of the Growth Mutual Fund Portfolio and the Dynamic Growth Fund, and the Aggressive Growth Mutual Fund Portfolio and the Aggressive Growth Fund. Substantially all of the assets of these privately managed accounts have invested in mutual funds.

CALCULATION OF PAST PERFORMANCE. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the private accounts without providing for federal or state income taxes. Custodial fees, if any, were not used to reduce performance returns. The adviser's composite includes all actual, fee paying, discretionary, private accounts managed by the adviser that have investment objectives, policies, strategies and risks substantially similar to those of the Growth Mutual Fund Portfolio and the Dynamic Growth Fund, and the Aggressive Growth Mutual Fund Portfolio and the Aggressive Growth Fund. Cash and equivalents are included in performance returns. The yearly returns of the adviser's composite combine the individual accounts' returns by asset-weighting each individual account's asset value as of the beginning of each quarter. The yearly returns are computed by linking the returns of each quarter within the calendar year.

DIFFERENCES IN REGULATION. The private accounts that are included in the adviser's composite are not subject to the same types of expenses to which the Growth Mutual Fund Portfolio or the Dynamic Growth Fund, or the Aggressive Growth Mutual Fund Portfolio or the Aggressive Growth Fund are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Growth Mutual Fund Portfolio and the Dynamic Growth Fund, or the Aggressive Growth Mutual Fund Portfolio and the Aggressive Growth Fund by federal securities laws governing mutual funds and tax laws. Consequently, the performance results for the adviser's composite could have been adversely affected if the private accounts included in the composite had been regulated as mutual funds under the federal securities laws.

The investment results of the adviser's composite presented below are unaudited and not intended to predict or suggest the returns that might be experienced by the Growth Mutual Fund Portfolio or the Aggressive Growth Mutual Fund Portfolio or that you might experience by investing in the Dynamic Growth Fund or the Aggressive Growth Fund. You should also be aware that the SEC uses a method different from that used below to calculate mutual fund performance, which could result in different performance returns.

 (1) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2) An index of mutual funds, such as Morningstar's Average Growth Fund Index or Morningstar's Average Aggressive Growth Fund Index, includes a number of mutual funds grouped by investment objective. Each of those funds interprets that objective differently, and each employs a different management style and investment strategy.

--------------------------------------------------------------------------------

  Three ways to get a Prospectus
  and more information about The
  Dynamic Growth Fund and The
  Aggressive Growth Fund...

  COMPLETE THE ATTACHED
  PREPAID POSTCARD
                                                       BUSINESS REPLY CARD
  VISIT OUR WEBSITE @
  WWW.FLEXFUNDS.COM

  CALL SHAREHOLDER SERVICES AT
  (800)325-FLEX


THE FLEX-FUNDS